NOTES PAYABLE - Convertible Notes (Details) - USD ($)			3 Months Ended
	Sep. 23, 2025	Sep. 16, 2025	Sep. 30, 2025	Jun. 30, 2025
NOTES PAYABLE
Amortization of discount			$ 513,201
Total carrying balance				$ 980,112
Unamortized discount (Premium), Net				$ 27,167
Convertible Promissory Notes [Member]
NOTES PAYABLE
Aggregate principal amount	$ 6,000,000		6,000,000
Aggregate amount of discount			1,682,154
Purchase price of notes	$ 5,000,000
Debt discount percentage	20.00%
Qualified financing, threshold gross proceeds		$ 10,000,000	$ 10,000,000
Discount of debt instrument			16.67%
Debt instrument original issue discount			$ 1,000,000
Derivative issuance			382,154
Debt issuance costs			300,000
Amortization of discount			140,179
Total carrying balance			4,458,026
Unamortized discount (Premium), Net			$ 1,541,975